Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 7 Related Party Transactions

Supply Agreement

On March 1, 2010, the Company entered into a five year agreement with a Manufacturer (the “Manufacturer”) who is a related party. The Manufacturer is owned by the CEO and President of the Company. Under the terms of the agreement, the Company grants to the Manufacturer a revocable license to use the Company’s recipes, formulas, methods and ingredients for the preparation and production of Company’s products, for manufacturing the Company’s product and all future improvements, modifications, substitutions and replacements developed by the Company. The Manufacturer in turn grants the Company the exclusive right to purchase the product. Under the terms of the agreement the Manufacturer agrees to manufacture, package, and store the Company’s products and the Company has the right to purchase products from one or more other manufacturers, distributors or suppliers. The agreement contains a perpetual automatic renewal clause for a period of one year after the expiration of the initial term. During the renewal period either party may cancel the contract with written notice nine months prior to the termination date.

Under the terms of the agreement if the Company specifies any change in packaging or shipping materials which results in the manufacturer incurring increased expense for packaging and shipping materials or in the Manufacturer being unable to utilize obsolete packaging or shipping materials in ordinary packaging or shipping, the Company agrees to pay as additional product cost the additional cost for packaging and shipping materials and to purchase at cost such obsolete packaging and shipping materials. If the Company requests any repackaging of the product, other than due to defects in the original packaging, the Company will reimburse the Manufacturer for any labor costs incurred in repackaging. Per the agreement, all product delivery shipping costs are the expense of the Company.

During 2012 and 2011, the Company purchased substantially all of it’s inventory from the Manufacturer. At December 31, 2012 and December 31, 2011, the Company has a deposit on inventory in the amount of $192,956 and $102,860, respectfully, to this Manufacturer.

Due (to) from Manufacturer

During the years ending December 31, 2012 and 2011, the Manufacturer received payments on behalf of the Company for the Company’s customer invoices and the Manufacturer incurred expenses on behalf of the Company for shared administrative expenses and salary expenses. At December 31, 2012 and 2011 the amount due from the Manufacturer is as follows:

	2012	2011
Customer receipts collected by Manufacturer on behalf of Company	$301,447	$42,092
Shared expenses paid by Manufacturer on behalf of the Company	(142,247)	(111,636)
Due (to) from Manufacturer	$159,200	$(69,544)